Stock Options (Tables)	12 Months Ended
Aug. 31, 2014
Stock Options Tables
Fair value of each option award

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Years Ended August 31,
	2014	2013
Expected dividend yield	–	–
Expected stock price volatility	154.0% – 154.5%	160.1% – 161.1%
Risk-free interest rate	2.21% – 2.41%	1.14% – 1.24%
Expected term (in years)	7.67	7.67
Exercise price	$2.90	$0.80 – $2.25
Weighted-average grant date fair-value	$2.68	$1.54

Stock option activity

A summary of the Company’s stock option activity for the year ended August 31, 2014 and 2013 and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2012	861,671	2.10
Grants	177,500	1.59
Exercises	(63,333)	1.65
Forfeitures	(5,000)	3.27
Outstanding at August 31, 2013	970,838	2.03
Grants	805,000	2.90
Exercises	(190,000)	1.65
Forfeitures	(260,001)	1.69
Outstanding at August 31, 2014	1,325,837	2.68	8.05 years	$19,500
Exercisable at August 31, 2014	621,337	2.43	6.41 years	$19,500
Available for grant at August 31, 2014	3,347,496

Share-based compensation cost
	Years Ended August 31,
	2014	2013
Stock Compensation Expense:
Selling general and administrative expense	$344,423	$324,230

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at August 31, 2014:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	8.39	$0.80	15,000	8.39	$0.80
1.32	50,001	0.38	1.32	50,001	0.38	1.32
1.65	320,000	5.70	1.65	320,000	7.97	1.65
2.30	2,500	7.75	2.30	2,500	7.75	2.30
2.50	10,000	6.68	2.50	8,000	6.68	2.50
2.55	33,334	4.11	2.55	33,334	4.11	2.55
2.90	805,000	9.49	2.90	102,500	9.47	2.90
3.27	11,667	0.36	3.27	11,667	0.36	3.27
4.98	16,667	3.61	4.98	16,667	3.61	4.98
5.94	50,001	6.40	5.94	50,001	6.40	5.94
6.51	11,667	0.17	6.51	11,667	0.17	6.51
Total	1,325,837	8.05	$2.68	621,337	6.14	$2.43